Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Discontinued Operations [line items]
Revenues	$ 13,130	$ 13,531	[1]	$ 12,926	[1]
Other products (expenses), net	1
Earnings before income tax	253	717	[1]	661	[1]
Disposal result, withholding taxes and reclassification of currency translation effects				32
Net result of discontinued operations	88	77	[1]	222	[1]
Discontinued Operations [member]
Disclosure of Discontinued Operations [line items]
Revenues	572	868		873
Other products (expenses), net		(1)
Discontinued Operations [member] | Croatia [Member]
Disclosure of Discontinued Operations [line items]
Revenues	572	868		873
Cost of sales and operating expenses	(534)	(792)		(811)
Other products (expenses), net	1	(1)
Financial expenses, net and others		(2)		(3)
Earnings before income tax	39	73		59
Income tax	(6)	(7)		(6)
Result of discontinued operations	33	66		53
Disposal result, withholding taxes and reclassification of currency translation effects	55	11		169
Net result of discontinued operations	$ 88	$ 77		$ 222

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.